Taxes (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Deferred tax assets	$ 8,244	$ 9,565
Deferred tax liabilities	445	870
Deferred tax liability (asset) at beginning of period	7,799	8,695
[custom:EffectInIncomeStatementAssets]	(112)	873
[custom:EffectInIncomeStatementDeferredTaxLiability]	17	(98)
[custom:EffectInIncomeStatement]	(129)	971
[custom:OtherComprehensiveIncomeDeferredTaxAsset]	2	602
[custom:OtherComprehensiveIncomeLiabilities]	7	15
Income tax relating to components of other comprehensive income	(5)	587
[custom:TransfersBetweenAssetsAndLiabilitiesDeferredTaxAssets]	(103)	50
[custom:TransfersBetweenAssetsAndLiabilitiesDeferredTaxLiability]	(103)	50
[custom:TransferBetweenAssetsAndLiabilitiesDeferredTaxesNet]
[custom:IncreaseDecreaseThroughNetExchangeDifferencesDeferredTaxAsset]	954	(1,159)
[custom:IncreaseDecreaseThroughNetExchangeDifferencesDeferredTaxLiability]	56	(31)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	898	(1,128)
[custom:TransferToAssetToHeldForSaleAssets]	(10)
[custom:TransferToHeldForSaleEnergyAssetsLiabilities]	(295)
[custom:TransferToAssetToHeldForSaleDeferredTaxesNet]	285
Deferred tax assets	8,975	9,931
Deferred tax liabilities	127	806
Deferred tax liability (asset) at end of period	$ 8,848	$ 9,125